Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 317,429	¥ 330,040
Total contractual cash flows	346,137	350,048
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	61,053	55,486
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	79,836	90,999
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 205,248	¥ 203,563